Annual Fund Operating Expenses - PUTNAM FOCUSED INTERNATIONAL EQUITY FUND	Oct. 31, 2025
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.89%
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.14%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	1.90%
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.39%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.78%

[1]	Management fees are subject to a performance adjustment. The fund’s base management fee is subject to adjustment, up or down, based on the fund’s performance relative to the performance of the MSCI ACWI ex USA Index-NR. For the most recent fiscal year, the fund’s base management fee prior to any performance adjustment was 0.671%.